Income Taxes	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income Taxes	Income Taxes
Significant components of the Company’s deferred tax assets and liabilities are as follows:

	2019	2018
Deferred tax assets related to:
Expenses not yet deducted for tax purposes	$276,845	$248,382
Operating lease liabilities	281,853	—
Pension liability not yet deducted for tax purposes	261,909	277,929
Capital loss	18,317	11,944
Net operating loss	38,445	29,785
	877,369	568,040
Deferred tax liabilities related to:
Employee and retiree benefits	215,899	218,019
Inventory	92,577	94,361
Operating lease assets	274,630	—
Other intangible assets	343,649	289,897
Property, plant and equipment	63,518	68,122
Other	38,936	32,947
	1,029,209	703,346
Net deferred tax liability before valuation allowance	(151,840)	(135,306)
Valuation allowance	(35,282)	(26,095)
Total net deferred tax liability	$(187,122)	$(161,401)
The Company currently holds approximately $173,515 in net operating losses, of which approximately $122,212 will carry forward indefinitely. The remaining net operating losses of approximately $51,303 will begin to expire in 2024.
The components of income before income taxes are as follows:

	2019	2018	2017
United States	$613,910	$712,951	$737,339
Foreign	245,373	281,687	193,308
Income before income taxes	$859,283	$994,638	$930,647
The components of income tax expense are as follows:

	2019	2018	2017
Current:
Federal	$162,883	$130,144	$225,394
State	45,488	36,457	28,603
Foreign	60,376	76,910	43,849
Deferred:
Federal	(21,617)	13,295	74,197
State	(11,273)	5,427	13,761
Foreign	(23,049)	(17,129)	(18,940)
	$212,808	$245,104	$366,864

The reasons for the difference between total tax expense and the amount computed by applying the statutory Federal income tax rate to income before income taxes are as follows:

	2019	2018	2017
Statutory rate applied to income (1)	$180,449	$208,874	$325,742
Plus state income taxes, net of Federal tax benefit	27,030	33,088	27,537
Taxation of foreign operations, net (2)	(17,663)	(7,862)	(33,870)
U.S. tax reform - transition tax (3)	4,492	4,875	37,132
U.S. tax reform - deferred tax remeasurement (3)	—	424	15,932
Foreign rate change - deferred tax remeasurement	6,215	(1,461)	(9,338)
Book tax basis difference in investment	—	(11,944)	—
Valuation allowance	4,503	20,505	1,362
Other	7,782	(1,395)	2,367
	$212,808	$245,104	$366,864
(1)U.S. statutory rates applied to income are as follows: 2019 and 2018 at 21%, 2017 at 35%.
(2)The Company's effective tax rate reflects the net benefit of having operations outside of the U.S. which are taxed at statutory rates different from the U.S. statutory rate, with some income being fully or partially exempt from income taxes due to various operating and financing activities.
(3)Impact of the Tax Cuts and Jobs Act, enacted December 22, 2017.
The Company accounts for Global Intangible Low Taxed income in the year the tax is incurred as a period cost.
The Company, or one of its subsidiaries, files income tax returns in the U.S., various states, and foreign jurisdictions. With few exceptions, the Company is no longer subject to federal, state and local tax examinations by tax authorities for years before 2015 or subject to non-United States income tax examinations for years ended prior to 2013. The Company is currently under audit in the U.S. and some of its foreign jurisdictions. Some audits may conclude in the next 12 months and the unrecognized tax benefits recorded in relation to the audits may differ from actual settlement amounts. It is not possible to estimate the effect, if any, of the amount of such change during the next 12 months to previously recorded uncertain tax positions in connection with the audits. The Company does not anticipate that total unrecognized tax benefits will significantly change in the next 12 months.
A reconciliation of the beginning and ending amounts of unrecognized tax benefits is as follows:

	2019	2018	2017
Balance at beginning of year	$18,428	$14,697	$15,190
Additions based on tax positions related to the current year	3,701	2,034	2,644
Additions for tax positions of prior years	620	4,787	1,511
Reductions for tax positions for prior years	(965)	(725)	(430)
Reduction for lapse in statute of limitations	—	(2,338)	(3,917)
Settlements	(323)	(27)	(301)
Balance at end of year	$21,461	$18,428	$14,697
The amount of gross unrecognized tax benefits, including interest and penalties, as of December 31, 2019 and 2018 was approximately $24,347 and $20,669, respectively, of which approximately $18,286 and $14,760, respectively, if recognized, would affect the effective tax rate.
During the years ended December 31, 2019, 2018, and 2017, the Company paid, received refunds, or accrued insignificant amounts of interest and penalties. The Company recognizes potential interest and penalties related to unrecognized tax benefits as a component of income tax expense.
As of December 31, 2019, the Company estimates that it has an outside basis difference in certain foreign subsidiaries of approximately $900,000, which includes the cumulative undistributed earnings from the Company's foreign subsidiaries. The Company continues to be indefinitely reinvested in this outside basis difference. Determining the amount of net unrecognized deferred tax liability related to any additional outside basis difference in these entities is not practicable. This is due to the complexities associated with the calculation to determine residual taxes on the undistributed earnings, including the availability of foreign tax credits, applicability of any additional local withholding tax and other indirect tax consequences that may arise due to the distribution of these earnings.